Annual Total Returns - Fidelity® Massachusetts AMT Tax-Free Money Market Fund [BarChart] - 01.31 Fidelity Massachusetts AMT Tax-Free Money Market Fund Service PRO-08 - Fidelity® Massachusetts AMT Tax-Free Money Market Fund - Fidelity Massachusetts AMT Tax-Free Money Market Fund-Service Class AMT
Apr. 01, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.02%
Annual Return 2013	0.02%
Annual Return 2014	0.04%
Annual Return 2015	0.06%
Annual Return 2016	0.14%
Annual Return 2017	0.41%
Annual Return 2018	0.98%
Annual Return 2019	1.05%
Annual Return 2020	0.31%